INVESTMENTS (Details) - Schedule of investment - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS (Details) - Schedule of investment [Line Items]
Investment	$ 500,001	$ 500,001	$ 1
Frictionless Technologies, Inc. [Member]
INVESTMENTS (Details) - Schedule of investment [Line Items]
Investment	500,000	500,000
Vivi Holdings, Inc. [Member]
INVESTMENTS (Details) - Schedule of investment [Line Items]
Investment	$ 1	$ 1	$ 1